Significant Accounting Policies (Details 2) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Trade and other payables	$ 19,669	$ 11,384	$ 12,934
Deferred revenue
Contract liabilities	4,297	3,426	$ 3,085
Advances from customers
Provision for sales returns
Adjustments [Member]
Statement Line Items [Line Items]
Trade and other payables	616	674
Deferred revenue	(516)	(379)
Contract liabilities	4,297	3,426
Advances from customers	(3,084)	(2,925)
Provision for sales returns	(1,313)	(796)
IAS [Member]
Statement Line Items [Line Items]
Trade and other payables	19,053	10,710
Deferred revenue	516	379
Contract liabilities
Advances from customers	3,084	2,925
Provision for sales returns	$ 1,313	$ 796